Foreign Operations	9 Months Ended
Sep. 30, 2024
Foreign Operations [Abstract]
FOREIGN OPERATIONS

NOTE 5 — FOREIGN OPERATIONS

The foreign subsidiary of the Company, a research and development facility based in Taiwan, operating as an extension of the Dayton, OH R&D team working on silicon anode technology advancement, represented $30,406 and $24,132 of total assets, and $21,405 and $62,753 of total liabilities as of September 30, 2024 and December 31, 2023, respectively. Of the total assets, property and equipment totaled $9,906 and $14,500 as of September 30, 2024 and December 31, 2023, respectively. There were no revenues recognized by the foreign subsidiary for the three and nine months ended September 30, 2024 and 2023. Total expenses incurred by the foreign subsidiary were 79,799, $177,555 and $117,763, 258,210 for the three and nine months ended September 30, 2024 and 2023, respectively.